Cash and cash equivalents (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [Abstract]
Cash at bank and in hand	$ 27,575	$ 28,577
Cash equivalents	217,379	72,214
Cash and cash equivalents	244,954	$ 100,791	$ 77,483	$ 78,420
Proceeds from sale portion of other financial assets	7,000
Proceeds from redemption of marketable securities	$ 5,200